Loan receivables in the financial services segment (Tables)	12 Months Ended
Dec. 31, 2025
Loan Receivables [Abstract]
Summary of Loan Receivables

	2025	2024
(in $ millions)	$	$
Non-current
Non-current loan receivables	443	112
Less: Loss allowance (see Note 25)	(23)	(7)
	420	105
Current
Current loan receivables	835	474
Less: Loss allowance (see Note 25)	(75)	(43)
	760	431